Consolidated Balance Sheets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 202,303		$ 593,652
Accounts receivable	78,174		69,718
Prepaid expenses and other current assets	13,855		15,671
Inventories	8,646		8,300
Total current assets	302,978		687,341
Non-current assets
Vessels and drydock	4,008,158		3,997,789
Right-of-use assets	697,903		0
Other assets	131,139		75,210
Goodwill	11,539		11,539
Restricted cash	12,293		12,285
Total non-current assets	4,861,032		4,096,823
Total assets	5,164,010		4,784,164
Current liabilities
Current portion of long-term debt	235,482		297,934
Finance lease liability	122,229		114,429
IFRS 16 - lease liability	63,946		0
Accounts payable	23,122		11,865
Accrued expenses	41,452		22,972
Total current liabilities	486,231		447,200
Operating income / (loss)	129,972		10,542
Non-current liabilities
Long-term debt	999,268		1,192,000
Finance lease liability	1,195,494		1,305,952
IFRS 16 - lease liability	506,028		0
Total non-current liabilities	2,700,790		2,497,952
Total liabilities	3,187,021		2,945,152
Shareholders’ equity
Common stock, $0.01 par value per share; 150,000,000 and 75,000,000 shares authorized; 58,202,400 and 51,397,562 outstanding shares as of December 31, 2019 and December 31, 2018, respectively.	646		5,776
Additional paid-in capital	2,842,446		2,648,599
Treasury shares	(467,057)		(467,056)
Accumulated deficit (1)	(399,046)	[1]	(348,307)
Total shareholders’ equity	1,976,989		1,839,012
Total liabilities and shareholders’ equity	$ 5,164,010		$ 4,784,164

[1]	Accumulated deficit reflects the impact of the adoption of IFRS 16 - Leases. The impact of the application of this standard is discussed in Note 1.